Geographic Information	12 Months Ended
Jun. 30, 2021
Disclosure of geographical areas [abstract]
Geographic Information	Geographic InformationThe Group’s non-current operating assets by geographic regions are as follows:

	Fiscal Year Ended June 30,
	2021	2020
	(U.S. $ in thousands)
Non-current operating assets:
United States	$1,002,992	$975,446
Australia	107,015	102,950
India	125	10,233
Total non-current operating assets	$1,110,132	$1,088,629
Non-current operating assets for this purpose consist of property and equipment, right-of-use assets, goodwill, intangible assets and other non-current assets.